Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	9,232.47
Total Transaction Valuation	66,853,481.00
Total Offset Amount	0.00
Net Fee	$ 9,232.47
Offering Table N/A
Offset Table N/A	N/A